Note 5 - Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
(
5
)     Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	September 30,	December 31,
	2019	2018
Computer equipment and software	$127	119
Laboratory and manufacturing equipment	550	481
Furniture and fixtures	55	55
Leasehold improvements	332	332
Construction in progress	69	3
Property and equipment, gross	1,133	990
Less accumulated depreciation	(923)	(845)
Property and equipment, net	$210	145

Depreciation expense totaled approximately
$29,000
and
$78,000
for the
three
and
nine
months ended
September 30, 2019,
respectively. Depreciation expense totaled approximately
$22,000
and
$66,000
for the
three
and
nine
months ended
September 30, 2018,
respectively.

(6)	Property and Equipment, Net

Property and equipment, net consist of the following (in thousands):

	December 31,
	2018	2017
Computer equipment and software	$119	106
Laboratory and manufacturing equipment	481	447
Furniture and fixtures	55	48
Leasehold improvements	332	326
Construction in progress	3	—
Property and equipment, gross	990	927
Less accumulated depreciation	(845)	(758)
Property and equipment, net	$145	169

Depreciation expense totaled approximately
$88,000,
$78,000
and
$39,000
for the years ended
December 31, 2018,
2017
and
2016,
respectively. All of the Company’s property and equipment is located in the United States.